GUARANTEE LIABILITIES - Movement of Guarantee Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance of the period	¥ 179
Guarantee income (i) (Note 14)	46	$ 7	¥ 126	¥ 207,825
Ending balance of the period			179
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Beginning balance of the period	46		172	207,997
Guarantee income (i) (Note 14)	(46)		(126)	(207,825)
Ending balance of the period			46	172
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Beginning balance of the period	¥ 133		2,269	702,952
Ending balance of the period			¥ 133	¥ 2,269